MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	6 Months Ended
Jun. 30, 2021
MARKETABLE SECURITIES AND ACCRUED INTEREST
Schedule of available-for-sale marketable securities

The following is a summary of available-for-sale marketable securities:

	June 30, 2021
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Maturing between one to five years:
Corporate bonds	$67,361	$245	$(460)	$67,146
Governmental bonds	2,139	$—	(33)	2,106
Accrued interest	552	—	—	552

Balance as of June 30, 2021	$70,052	$245	$(493)	$69,804

	December 31, 2020
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Maturing between one to five years:
Corporate bonds	$53,351	$508	$(6)	$53,853
Governmental bonds	1,055	$—	(13)	1,042
Accrued interest	449	—	—	449

Balance as of December 31, 2020	$54,855	$508	$(19)	$55,344